Summary of significant accounting policies	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Summary of significant accounting policies

3. Summary of significant accounting policies

3.1 Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

3.2 Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs have been eliminated upon consolidation. The Group included the results of operations of the acquired businesses from their respective dates of acquisition.

3.3 Comparative information

Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation. The reclassifications below had no impact on previously reported results of operations, shareholders’ equity or cash flows:

i) Time deposits stated at amortized cost and other debt investments previously presented as “short-term investments” are now presented as “short-term treasury investments” and “prepayments, receivables and other current assets, net”, respectively, within the consolidated balance sheets.

ii) Time deposits stated at amortized cost and structured notes under fair value option previously presented as “investment securities and other investments” are now presented as “long-term treasury investments” within the consolidated balance sheets.

iii) Equity investments accounted for using the Measurement Alternative method and equity method previously presented as “long-term investments, net” are now presented as “investment securities and other investments” and “equity method investments, net”, respectively, within the consolidated balance sheets.

iv) Loan receivables previously presented separately as “Loans receivable, net” are now presented as “prepayments, receivables and other current assets, net” within the consolidated balance sheets.

3. Summary of significant accounting policies (Continued)

3.4 Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of the assets and liabilities, the disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods.

The Group believes that (i) revenue recognition, (ii) assessment for impairment of goodwill, long-lived assets, intangible assets, (iii) determination of the estimated useful lives of long-lived assets, (iv) fair value of certain investments and other financial instruments, (v) provision for credit losses of time deposits, accounts and notes receivable, loans receivable, contract assets, finance lease receivables and other receivables, (vi) fair value of contingent considerations and services with respect to business divestiture, (vii) valuation and recognition of share based compensation expenses, (viii) provision for income tax and realization of deferred tax assets reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements. These estimates are inherently subject to judgment and actual results could differ from those estimates.

3.5 Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and BVI is United States dollars (“US$”). The functional currency of its subsidiaries incorporated in Hong Kong is HongKong dollar (“HK$”) or US$. The functional currency of the PRC entities in the Group is RMB. The Company’s subsidiaries with operations in other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as other income (loss), net in the consolidated statements of comprehensive income (loss). The foreign exchange gain amounted to RMB70,265, and loss amounted to RMB1,387,541 for the years ended December 31, 2021 and 2022 respectively; and the foreign exchange gain amounted to RMB271,411 for the year ended December 31, 2023.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues and expenses, gains and losses are translated into RMB using the periodic average exchange rates. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

3.6 Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.0999, representing the index rates stipulated by the federal reserve board/the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.

3. Summary of significant accounting policies (Continued)

3.7 Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Group uses the fair value hierarchy, which prioritizes the inputs used to measure fair value. Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 — Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly for the full term of the assets or liabilities;
●	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market based or independently sourced market parameters, such as interest rates and currency exchange rates.

3.8 Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal for use, and which have original maturities less than three months. As of December 31, 2022 and 2023, cash held in accounts managed by online payment platforms such as Alipay and WeChat Pay amounted to RMB971,925 and RMB1,620,687 respectively, which have been classified as cash and cash equivalents in the consolidated balance sheets.

3.9 Restricted cash and non-current restricted cash

Cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions which are restricted as to withdrawal for use or pledged as security are reported separately as restricted cash. The Group’s restricted cash is classified into current and non-current based on the length of restricted period. The Group’s restricted cash primarily represents the deposits in banks which are restricted in use.

3. Summary of significant accounting policies (Continued)

3.10 Treasury investments

Treasury investments represent the debt investments purchased from reputable financial institutions. Primarily these instruments are considered to have a low risk of default and the counterparty has a strong capacity to meet its contractual cash flows obligations in the near term. The identified credit losses are insignificant.

Treasury investments at amortized cost are primarily time deposits placed with the bank. Interest income from treasury investments at amortized cost is recognized using the effective interest method in the consolidated statements of comprehensive income (loss).

Treasury investments under the fair value option (“FVO”) are primarily structured notes which are the financial instruments with variable interest rates indexed to performance of underlying assets. Changes in the fair value are reflected in the consolidated statements of comprehensive income (loss) as investment income (loss), net.

Treasury investments with original maturities over three months, but less than one year are expected to be realized in cash during the next twelve months are classified as short-term treasury investments. Treasury investments with maturities more than one year are classified as long-term treasury investments.

3.11 Accounts and notes receivable, net

Accounts receivable, net represent the amounts that the Group has an unconditional right to consideration from riders, other individual customers and enterprise customers, and primarily consist of (i) unpaid fare amounts from riders, (ii) fare amounts paid by riders but not yet received by the Group, (iii) fare amounts not yet paid by enterprise customers, (iv) unpaid amounts from individual customers and enterprise customers for other services completed.

3.12 Expected credit losses

The Group’s time deposits, accounts and notes receivable, loans receivable, contract assets, finance lease receivables and other receivables are within the scope of ASC 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit losses experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit losses analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

All forward-looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group’s control. The Group updated the model based on various macroeconomic and market data and took the latest available information into consideration.

3.13 Investment securities and other investments

Investment securities and other investments primarily consist of equity securities with readily determinable fair value, equity investments without readily determinable fair value and certain debt investments.

Equity securities with readily determinable fair value

The Group invests in marketable equity securities, which are publicly traded stock.

The Group carries these equity securities at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss).

3. Summary of significant accounting policies (Continued)

Equity securities without readily determinable fair value measured at Measurement Alternative

Equity securities except for those over which the Group has the ability to exercise significant influence, are carried at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss), according to ASC 321 “Investments — Equity Securities”. The Group elected to record the equity investments without readily determinable fair value using the Measurement Alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer, if any. All realized and unrealized gains (losses) on the investments, are recognized in investment income (loss), net or impairment loss for equity investments accounted for using Measurement Alternative in the consolidated statements of comprehensive income (loss).

For investments under the Measurement Alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date based on performance and financial position of the investee as well as other evidence of market value. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing rounds, as well as the financial and business performance, and other significant judgment in considering various factors and events.

If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net loss equal to the difference between the carrying value and fair value. Significant judgment is applied by the Group in estimating the fair value to determine if an impairment exists, and if so, to measure the impairment losses for these equity security investments. These judgments include the selection of valuation methods in estimating fair value and the determination of key valuation assumptions used in cash flow forecasts.

Certain debt investments

Certain debt investments are debt investments that are not classified as treasury investments, and are accounted for at amortized cost or under the FVO. The Group has elected the fair value option for certain debt investments primarily consisting of certain government bonds with maturities of over one year and investment in Kargobot’s shares (Note 4). The FVO permits the irrevocable election on an instrument - by - instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with realized or unrealized gains (losses) recorded as investment income (loss), net in the consolidated statements of comprehensive income (loss).

Interest income from debt investments which are measured at amortized cost is recognized using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows. Other debt investments are classified into Prepayments, receivables and other current assets, net or investment securities and other investments based on the length of maturities.

3.14 Equity method investments, net

The Group applies the equity method to account for equity investments in common stock or in-substance common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a majority equity interest or otherwise control, unless the fair value option is elected. An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Group initially records its investment at cost and subsequently records its share of the results of the equity investees. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee generally represents goodwill and intangible assets acquired. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into the consolidated statement of comprehensive income (loss) and recognizes its share of post-acquisition movements in accumulated other comprehensive income (loss) as a component of shareholders’ equity (deficit). When the Group’s share of losses in the equity investees equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.

3. Summary of significant accounting policies (Continued)

The Group continuously reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If any impairment is considered other-than-temporary, the Group writes down the investment to its fair value and recognizes the impairment charge to the consolidated statements of comprehensive income (loss).

3.15 Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and impairment, if any. Depreciation is primarily computed using the straight-line method over the estimated useful lives of the assets.

Bikes and e-bikes

Bikes and e-bikes are depreciated over the estimated useful lives on a straight-line basis. The initial estimated useful lives of such bikes and e-bikes are generally from 2 to 3 years.

Vehicles

Vehicles are depreciated over the estimated useful lives on a straight-line basis or accelerated basis. The initial estimated useful lives of such vehicles are from 3 to 5 years. The Group also estimates the residual value of the vehicles at the expected time of disposal. The estimated residual values for vehicles are based on factors including model, age, and mileage. The Group makes annual assessments to the depreciation rates of vehicles in response to the latest market conditions and their effect on residual values as well as the estimated time of disposal. Changes made to estimates are reflected in vehicle-related depreciation expense on a prospective basis.

Other property and equipment

Other property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income (loss).

Property and equipment have estimated useful lives as follows:

Categories	Estimated useful lives
Bikes and e‑bikes	2‑3 years
Vehicles	3-5 years
Computers and equipment	2‑5 years
Leasehold improvement	Lesser of estimated useful life or remaining lease terms
Others	5‑40 years

Construction in progress

Direct costs that are related to the construction of property and equipment and are incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property or equipment, which are primarily relating to computers and equipment and bikes and e-bikes which are not ready for lease or use, and the depreciation of these assets commences when the assets are ready for their intended use.

3. Summary of significant accounting policies (Continued)

3.16 Intangible assets, net

Intangible assets are primarily acquired through business combinations or purchased from third parties. Intangible assets arising from business combinations are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

Categories	Estimated useful lives
Non‑compete agreements	6‑7 years
Trademark, patents and others	3-10 years
Driver lists	5 years
Customer lists	5 years
Software	3-5 years
Online payment license*	Indefinite live
Others	Indefinite live
*

An acquired online payment license is considered to be an indefinite live and is carried at cost less any subsequent impairment loss. The Group is required to apply for the renewal of the license issued from government authorities each five years and the Group considered that, based on regulatory precedent, there were no practical difficulties in the renewal process according to the industry practice, thus providing the basis for the indefinite life assumption.

3.17 Impairment of long-lived assets other than goodwill

Long-lived assets including property and equipment, intangible assets and other non-current assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset. Judgment is used in estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the long-live assets’ fair value. Refer to Note 11- Property and equipment, net and Note 13-Intangible assets, net for further information.

3.18 Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and between annual tests when an event occurs, or circumstances change that could indicate that the asset might be impaired. The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group performs goodwill impairment testing at the reporting unit level on December 31 annually and more frequently if indicators of impairment exist. RMB2,501,100, nil and nil of impairment loss of goodwill was recognized for the years ended December 31, 2021 and 2022 and 2023, respectively. Refer to Note 14- Goodwill for further information.

3. Summary of significant accounting policies (Continued)

3.19 Leases

The Group applies ASC 842, “Leases” (“ASC 842”) to account for leases. The Group categorized leases with contractual terms longer than twelve months as either operating or finance lease.

Right-of-use (“ROU’) assets represent the Group’s rights to use underlying assets for the lease terms and lease liabilities represent the Group’s obligation to make lease payments arising from the leases. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group elected not to separate non-lease components from lease components; therefore, it will account for lease components and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the lease liability calculation. Variable lease payments mainly include costs related to certain IDC facilities leases which are determined based on actual number of usages. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

For operating leases, lease expense is recognized on a straight-line basis over the lease term. For finance leases, lease expense is recognized as depreciation on a straight-line basis over the lease term and interest using the effective interest method.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

3.20 Short-term and long-term borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

3.21 Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Group incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective company. These reserves can only be used for specific purposes and are not transferable to the Group in the form of loans, advances or cash dividends. For the years ended December 31, 2021, 2022 and 2023, appropriations to the general reserve amounted to RMB11,414, RMB41,411 and RMB30,777, respectively. No appropriations to the enterprise expansion fund or staff welfare and bonus fund have been made by the Group.

3.22 Revenue recognition

The Group adopted ASC 606 — “Revenue from Contracts with Customers” for all periods presented. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, after considering allowances for refund, price concession, discount and value added tax (“VAT”).

3. Summary of significant accounting policies (Continued)

China Mobility

The Group generates revenues from providing a variety of mobility services through its mobility platform in the PRC (“China Mobility Platform”). The Group’s revenues from its ride hailing services in the PRC presented on a gross basis accounted for more than 97% of the total revenues from China Mobility for the years ended December 31, 2021, 2022, and 2023, respectively. The Group also generates revenues from providing other mobility services such as online taxi, chauffeur and other services in the PRC. As part of the Chinese government’s effort to ease the burden of business affected by the COVID - 19 pandemic, the Ministry of Finance and the State Taxation Administration temporarily exempted VAT on revenues derived from the provision of public transportation services in the PRC from January 2020 to March 2021 and from January 2022 to December 2022, respectively.

●	Ride hailing services in the PRC

The Group provides a variety of ride hailing services on its China Mobility Platform, mainly including Luxe, Premier, Select, DiDi Flash, Express, Discount Express, Piggy Express and Carpooling service lines in the PRC, and considers itself as the ride service provider according to the relevant regulations in the PRC and the ride service agreements entered into with riders. For all ride hailing services offered, names of the services and the service providers with the corresponding service agreements are displayed on the Group’s China Mobility Platform. Riders can choose ride hailing services from the Group’s China Mobility Platform based on their mobility needs and preferences. When a rider selects and initiates a ride service request, an estimated service fee is displayed and the rider can further decide whether to place the service request or not. Once the rider places the ride service request and the Group accepts the service request, a ride service agreement is entered into between the rider and the Group. Upon completion of the ride services, the Group recognizes ride hailing services revenues on a gross basis.

●	Principal versus agent considerations of ride hailing services in the PRC

According to the relevant regulations in the PRC, online ride hailing services platforms are required to obtain licenses and take full responsibility of the ride services. The relevant regulations also require the licensed platforms to ensure that the drivers and cars engaged in providing ride services meet the requirements stipulated by the regulations. Accordingly, the Group as an online ride hailing services platform considers itself as the principal for its ride services because it controls the services provided to riders. The control over the services provided to riders is demonstrated through: a) the Group is able to direct registered drivers to deliver ride services on its behalf based on the ride service agreement it entered into with riders. If the assigned driver is not able to deliver the service in limited circumstances, the Group will assign another registered driver to deliver the service; b) in accordance with the agreements entered into between the Group and the drivers, the drivers are obligated to comply with service standards and implementation rules set by the Group when providing the ride services on behalf of the Group; c) the Group evaluates drivers’ performance regularly in accordance with standards set by the Group. Other indicators of the Group being the principal are demonstrated by: a) the Group is obligated to fulfill the promise to provide the ride hailing services to riders in accordance with the above regulations in the PRC and the above service agreements; b) according to applicable necessary procedures, the Group has the discretion in setting the prices for the services.

●	Online taxi and chauffeur services in the PRC

The Group provides a variety of other services on its China Mobility Platform, mainly including online taxi and chauffeur services. The Group considers itself as the agent for online taxi and chauffeur services and recognizes agency revenue earned mainly from the service providers such as taxi drivers and chauffeur service providers.

International

The Group derives its international revenues principally from ride hailing services in overseas countries, including Brazil and Mexico. The Group also generates revenues from food delivery services and financial services in overseas countries.

3. Summary of significant accounting policies (Continued)

●	Ride hailing services in overseas countries

The Group contracts with individual drivers to offer ride services on the Group’s mobility platform in overseas countries (“Overseas Mobility Platform”). When a rider raises a ride service request through the Group’s Overseas Mobility Platform, an estimated service fee is displayed and the rider can further decide whether to place the service request or not. Once the rider places the ride service request and a driver accepts the service request, a ride service agreement is entered into between the rider and the driver. The Group’s performance obligation is to facilitate and arrange the ride services between riders and drivers. The Group recognizes revenues from its service contracts with drivers upon completion of the ride services provided by drivers. In addition, in most overseas countries riders access the Group’s Overseas Mobility Platform for free and the Group has no performance obligation to the riders. As a result, in general, drivers are the Group’s customers, while riders are not.

●	Principal versus agent considerations of ride hailing services in overseas countries

The Group considers itself as an agent for ride hailing services provided through its Overseas Mobility Platform because the Group does not control the services provided by drivers to riders as 1) the Group does not obtain control of the drivers’ services prior to its transfer to the riders; 2) the Group does not have the power to direct drivers to perform the service on its behalf; and 3) the Group does not integrate services provided by drivers with the Group’s other services and then provide them to riders. Another indicator of the Group being the agent is that the drivers are obligated to fulfill the promise to provide the ride services according to the service agreements entered into between drivers and riders.

●	Food delivery services in overseas countries

The Group derives its food delivery revenue primarily from service fees paid by merchants, delivery persons and eaters for use of the platform. The Group recognizes revenue when services provided to merchants, delivery persons and eaters are completed.

●	Financial services in overseas countries

The financial services revenues mainly consist of interest income from micro loans services and credit card services. The Group generates interest income from its loans receivable by applying the effective interest method in accordance with ASC 310. When a loan receivable is placed on non accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date, as detailed in Note 8.

Other Initiatives

●	Bike and e-bike sharing

The Group enters into rental agreements with the users at the inception of each trip. The Group is responsible for providing access to the bikes and e-bikes over the user’s desired period of use. The Group derives a majority of the revenues from rental agreements, which are classified as operating leases as defined within ASC 842, and records the rental payments received as revenues upon the completion of each trip.

●	Certain energy and vehicle services

Certain energy and vehicle services include refueling, charging, and the leasing business that the Group carries out itself.

The Group considers itself as the agent for refueling and charging services and recognizes agency revenue primarily from its services contracts with gas stations or charging stations upon the completion of a refueling or charging order.

The Group mainly provides operating lease services by leasing self-owned vehicles to drivers through its platform. The Group generally considers itself to be the accounting lessor, as applicable, in these arrangements in accordance with ASC 842. Revenues from these services is recognized on a straight line basis over the lease period.

3. Summary of significant accounting policies (Continued)

●	Financial services in the PRC

The financial services revenues mainly include interest income from micro loans services and loan intermediary services fees. The Group generates interest income from its loan receivables by applying the effective interest method in accordance with ASC 310 in micro loans services. When a loan receivable is placed on non accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date, as detailed in Note 8. The Group also matches the borrowers and the lenders and earns loan intermediary service fees directly from the lenders based on the contractual agreements. A majority of the revenue derived from loan intermediary services is recognized at a point in time upon the successful matching of the borrowing requests from the borrowers with the lenders.

●	Others

The Group provides a variety of other initiatives services on its platform, including intra-city freight and other services. The Group generally recognizes revenues when services are provided to its customers.

Contract balances

The Group classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. Contract assets amounting to RMB299,095 and RMB293,605 were recorded in accounts and notes receivable, net in the consolidated balance sheets as of December 31, 2022 and 2023 respectively.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which mainly include advance payments from ride hailing services in the PRC and from Other Initiative segment. Contract liabilities as of December 31, 2022 and 2023 were RMB565,058 and RMB1,004,818, respectively, recognized as deferred revenue and customer advances, current portion and other non-current liabilities in the consolidated balance sheets. The contract liabilities with an original length of greater than one year were not significant.

Incentive Programs

●	Incentives to consumers considered as customers from an accounting perspective

For China Mobility segment, riders using ride haling service, taxi drivers and chauffeur service providers are considered as the customers of the Group. For International segment, drivers providing ride hailing services, merchants, delivery persons providing food delivery service and eaters using food delivery service in certain overseas countries are considered as the customers of the Group. For Other Initiatives segment, users in bike and e-bike sharing, lessees in leasing business that the Group carries out itself, gas stations and charging stations in energy services, borrowers in micro loans services, lenders in loan intermediary services and drivers providing intra-city freight service are generally considered as the customers of the Group.

●	Customer incentives

The Group offers various incentive programs to the Group’s customers, including fixed amount discounts, performance-based bonus payment, etc. Incentives provided to customers are recorded as a reduction of revenue if the Group does not receive a distinct good or service or cannot reasonably estimate the fair value of the good or service received. Incentives to customers that are not provided in exchange for a distinct good or service are evaluated as variable consideration, in the most likely amount to be earned by the customers at the time or as they are earned by customers, depending on the type of incentives. Since incentives are earned over a short period of time, there is limited uncertainty when estimating variable consideration.

3. Summary of significant accounting policies (Continued)

●	Referring new customers

Incentives earned by customers for referring new customers are paid in exchange for a distinct service and are accounted for as customer acquisition costs. The Group expenses such referral payments as incurred in sales and marketing expenses in the consolidated statements of comprehensive income (loss). The Group applies the practical expedient under ASC 340-40-25-4 and expenses costs to acquire new customer contracts as incurred because the amortization period would be one year or less. The amount recorded as an expense is the lesser of the amount of the incentive paid or the established fair value of the service received. Fair value of the service is established using amounts paid to vendors for similar services.

●	Customer loyalty program

The Group’s riders participate in a reward program, which provides service discount vouchers and other gifts based on accumulated membership points that vary depending on the services received and fees paid, timing, and distances of each trip taken by the riders. The riders may redeem the amount of points in their membership points accounts in vouchers or other physical products via Didi Online Mall. Because the Group has an obligation to provide such vouchers and other gifts, the Group recognizes liabilities and accounts for the estimated cost of future usage of vouchers as contra-revenues when the membership points are awarded. As members redeem their points or their entitlements expire, the accrued liability is reduced correspondingly. The Group estimates the liabilities under customer loyalty program based on accumulated membership points and management’s estimate of probability of redemption in accordance with the historical redemption pattern. If actual redemption differs significantly from the estimate, it will result in an adjustment to the liability and the corresponding revenue.

●	Incentives to consumers not considered as customers from an accounting perspective

For the China Mobility segment, the end-users of online taxi and chauffeur service are generally not considered to be the customers of the Group from an accounting perspective. For International segment, the riders using ride hailing services and eaters in certain countries using food delivery services are not considered to be the customers of the Group from an accounting perspective. For Other Initiatives, end-users of intra-city freight services are generally not considered to be the customers of the Group from an accounting perspective.

Incentives offered to such consumers that represent explicit or implicit obligations to the consumers on behalf of the service providers abovementioned are recorded as reduction of revenues. The Group also at its own discretion offers incentives to such consumers to encourage their uses of its platform, which mainly include:

●	Customized consumer discounts and promotions

These discounts and promotions are offered to some consumers in a market to acquire, re-engage or generally increase the uses of the Group’s platform by such consumers, and are akin to a coupon. An example is an offer providing a discount on a limited number of rides during a limited time period. The Group records the cost of these discounts and promotions to such consumers as sales and marketing expenses at the time they are redeemed by the consumers.

●	Consumer referrals

These referrals are earned when an existing consumer (“the referring consumer”) refers a new consumer (“the referred consumer”) to the Group and the referred consumer uses services offered by the Group’s platform. These consumer referrals incentives are typically paid in the form of a credit given to the referring consumer. These referrals are offered to attract new consumer to the Group. The Group records the liability for these referrals and corresponding expenses as sales and marketing expenses at the time the referral is earned by the referring consumer.

3. Summary of significant accounting policies (Continued)

Practical Expedients

The Group utilizes the practical expedient available under ASC 606-10-50-14 and does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

The effect of a significant financing component has not been adjusted for contracts when the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and the collection of the payments from the customers will be one year or less.

3.23 Cost of revenues

Cost of revenues, which are directly related to revenue generating transactions on the Group’s platform, primarily consists of driver earnings and driver incentives in ride hailing services of China Mobility segment, depreciation and impairment of bikes and e - bikes and vehicles, credit losses of loans receivable, insurance cost related to service offering, payment processing charges, and bandwidth and server related costs.

3.24 Operations and support

Operations and support expenses consist primarily of personnel-related compensation expenses, including share-based compensation for the Group’s operations and support personnel, third party customer service fees, driver operation fees, other outsourcing fees and expenses related to general operations.

3.25 Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotion expenses, certain incentives paid to consumers not considered as customers from an accounting perspective, amortization of acquired intangible assets utilized by sales and marketing functions, and personnel-related compensation expenses, including share-based compensation for the Group’s sales and marketing staff. Advertising and promotion expenses are recorded as sales and marketing expenses when incurred, and totalled RMB5,401,408, RMB3,297,560 and RMB4,283,366 for the years ended December 31, 2021, 2022 and 2023, respectively. Incentives provided to consumers amounted to RMB7,465,226, RMB2,778,465 and RMB3,403,793 for the years ended December 31, 2021, 2022 and 2023, respectively.

3.26 Research and development expenses

Research and development expenses consist primarily of personnel-related compensation expenses, including share-based compensation for employees in engineering, design and product development, depreciation and impairment of property and equipment utilized by research and development functions, and bandwidth and server related costs incurred by research and development functions. The Group expenses all research and development expenses as incurred.

3.27 General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, including share-based compensation for the Group’s managerial and administrative staff, allowances for doubtful accounts, office rental and property management fees, professional services fees, depreciation and amortization related to assets used for managerial functions, fines and miscellaneous administrative expenses.

3. Summary of significant accounting policies (Continued)

3.28 Government grants

Government grants are generally financial grants received from provincial and local governments for operating a business in their jurisdictions or compliance with specific policies promoted by the local governments. These grants are recognized as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of comprehensive income (loss) upon receipt and when all conditions attached to the grants are fulfilled. For the years ended December 31, 2021, 2022 and 2023, government grants amounted to RMB990,038, RMB458,141 and RMB254,623 are recognized as reduction of specific costs and expenses.

3.29 Share-based compensation

The Group accounts for share-based awards granted to employees and non-employees in accordance with ASC 718 Compensation-Stock compensation (“ASC 718”). Generally, share-based awards are recognized as costs and expenses, except to the extent the share-based compensation is recognized in the Group’s investment income (loss), net as certain share-based awards are issued to the employees of the certain equity investee.

Share-based awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the graded-vesting method, net of estimated forfeitures over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of an initial public offering (“IPO”) or deemed liquidation events as performance condition are measured at the grant date fair value and recognized as expenses using the graded-vesting method, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period. The Group recognized the cumulative share-based compensation expenses, net of estimated forfeitures for the awards with IPO condition on June 30, 2021, which was very close to the completion of the Group’s IPO, using the graded-vesting method. Forfeitures are estimated based on historical experience and are periodically reviewed.

The Group, with the assistance of an independent third-party valuation firm, determined fair value of share-based awards granted to employees and non-employees. Prior to the IPO, the fair value of the restricted share units (“RSUs”) was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of share options is estimated on the grant date using the Binomial option pricing model. The assumptions used in share-based compensation expenses recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. Subsequent to the completion of the Group’s IPO, the fair value of share-based awards was determined based on the market price of the Group’s publicly traded ADSs on the NYSE before its delisting in June 2022 and the Group’s ADSs have been quoted on OTC Pink under the symbol “DIDIY” thereafter, as detailed in Note 23.

According to ASC 718, a change in any of the terms or conditions of share-based awards shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the fair value and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

3. Summary of significant accounting policies (Continued)

3.30 Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance.

The Group’s internal organizational structure and business segments are more fully described in Note 18.

3.31 Taxation

Income taxes

Current income tax is recorded in accordance with the laws of the relevant tax jurisdictions.

The Group applies the liability method of recording income taxes in accordance of ASC Topic 740, Income Taxes (“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are provided based on temporary differences arising between the tax bases of assets and liabilities and the financial statements, using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that such assets are more-likely-than-not to be realized. In making such a determination, the Group considers all positive and negative evidences, including results of recent operations and expected reversals of taxable income. Valuation allowances are provided to offset deferred tax assets if it is considered more-likely-than-not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

The Group applies the provisions of ASC 740 in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of “income tax expenses” in the consolidated statements of comprehensive income (loss). The Group did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities as of December 31, 2022 and 2023. The Group did not have any interest or penalties associated with unrecognized tax benefit for the years ended December 31, 2021, 2022 and 2023.

3.32 Employee benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefits and housing fund plans through a PRC government-mandated multiemployer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees, and the Group’s obligations are limited to the amounts contributed with no legal obligation beyond the contributions made. Total amounts for such employee benefits, which were expensed as incurred, were RMB1,808,321, RMB1,940,168 and RMB1,880,363 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC, and such amounts contributed for the years ended December 31, 2021, 2022 and 2023 were insignificant.

3. Summary of significant accounting policies (Continued)

3.33 Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity (deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income (loss) mainly includes net income (loss) and currency translation adjustments of the Group and share of other comprehensive income (loss) of equity method investees.

3.34 Net loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted shares and RSUs, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method, and ordinary shares issuable upon the conversion of preferred shares using the if-converted method, for periods prior to the completion of the IPO. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be antidilutive. After the completion of the IPO, net loss per ordinary share is computed on Class A Ordinary Shares and Class B Ordinary Shares on the combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

3.35 Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in shareholders’ equity (deficit). The ordinary shares with future service conditions are deemed as treasury stock and also recorded in the treasury shares account in shareholders’ equity (deficit).

3.36 Business combinations and non-controlling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 — “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income (loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated statements of comprehensive income (loss).

3. Summary of significant accounting policies (Continued)

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income (loss).

For the Group’s majority-owned subsidiaries, non-controlling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

3.37 Convertible redeemable non-controlling interests and convertible non-controlling interests

Convertible redeemable non-controlling interests represent preferred shares financing by subsidiaries of the Group from preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the non-controlling interests. The Group determined that the redemption features embedded in the convertible redeemable non-controlling interests do not meet the definition of a derivative as they cannot be net settled. Therefore, such feature was not bifurcated from the mezzanine classified as non-controlling interests.

Convertible non-controlling interests represent preferred share financing by subsidiaries of the Group from preferred shareholders, which are contingently redeemable upon certain deemed liquidation events occur. Such deemed liquidation events require the redemption of those preferred shares and cause them being classified outside of permanent equity.

3.38 Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. The Group assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in legal proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. An accrual for a loss contingency is recognized if it is probable that a liability has been incurred and the amount of liability can be reasonably estimated. If a potential loss is not probable, but reasonably possible, or is probable but the amount of liability cannot be reasonably estimated, then the nature of contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, is disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of guarantee would be disclosed.

3. Summary of significant accounting policies (Continued)

3.39 Significant risks and uncertainties

Past cybersecurity review and apps takedown in China

On July 2, 2021, the Cybersecurity Review Office posted an announcement stating that the Group was subject to a cybersecurity review and that it required the Group to suspend new user registration in China during the review. On July 4 and July 9, 2021, the CAC posted announcements, which together stated that 26 of the apps that the Group operates in China violated PRC laws and regulations in collecting personal information. Pursuant to the PRC Cybersecurity Law, app stores were notified to take down these apps in China. An administrative fine of RMB8.026 billion was imposed for the violation of the Cybersecurity Law, Data Security Law and Personal Information Protection Law and was paid in the year ended December 31, 2022. On January 16, 2023, with the approval of the Cybersecurity Review Office, the Group resumed the registration of new users on DiDi Chuxing.

The Group fully cooperated with the PRC government authorities on the cybersecurity review and rectification measures. The Group conducted a series of rectification measures under the supervision of the PRC regulatory authorities. In addition, the Group has formulated an internal management mechanism for data security and storage, algorithm transparency and users’ right of free choice, so as to enhance employees’ attention to and awareness of these matters. Meanwhile, the Group has organized and conducted education and training programs for employees regarding such matters as information network security, data security and storage, and user personal information protection, and strengthened employees’ awareness of legal compliance with respect to the information network security and application. However, there are uncertainties with respect to whether the Group might become subject to new cybersecurity review in the future. If the Group is unable to complete the new review and any necessary rectification measures, the growth and the usage of the Group’s platform in China may decline, which could materially and adversely affect the Group’s business, financial condition, results of operations and prospects.

Concentration of customers and suppliers

There are no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2021, 2022 and 2023.

Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, other receivables and time deposits. As of December 31, 2022 and 2023, substantially all of the Group’s cash and cash equivalents, restricted cash and time deposits were held by major financial institutions located in the Mainland of China and Hong Kong, which the management believes are of high credit quality. In addition, the Group held its cash and cash equivalents, restricted cash, and time deposits in different financial institutions and held no more than approximately 5% and 7% of its total assets at any single institution as of December 31, 2022 and 2023, respectively.

The Group has no significant concentrations of credit risk with respect to the assets mentioned above.

The Group relies on a limited number of third parties to provide payment processing services (“payment service providers”) to collect amounts due from customers. Payment service providers are financial institutions, credit card companies and mobile payment platforms such as Alipay and WeChat Pay, which the Company believes are of high credit quality.

Accounts receivables are typically unsecured and are primarily derived from revenues earned from customers in the PRC. The credit risk with respect to accounts receivable is mitigated by credit control policies the Group carries out on its customers and its ongoing monitoring process of outstanding balances.

3. Summary of significant accounting policies (Continued)

Foreign currency exchange rate risks

The conversion of Renminbi into foreign currencies, including U.S. dollars, is based on rates set by the People’s Bank of China. The Renminbi has fluctuated against the U.S. dollar, at times significantly and unpredictably. The value of Renminbi against the U.S. dollar and other currencies is affected by changes in China’s political and economic conditions and by China’s foreign exchange policies, among other things. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between Renminbi and the U.S. dollar in the future.

The Group is also exposed to foreign currency risk because of its international operations, particularly in Brazil and Mexico. While the Group generally expects to use any cash from operations in the same country where the Group receives that cash, fluctuations in the exchange rate between the currency of that country and the Renminbi will be recorded as foreign currency translation adjustments in the Group’s consolidated statements of comprehensive income (loss).

Currency convertibility risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Operation and compliance risk

On July 27, 2016, the Ministry of Transport, the Ministry of Industry and Information Technology, the Ministry of Public Security, the Ministry of Commerce, the State Administration for Market Regulation and the CAC jointly promulgated the Interim Measures for the Management of Online Ride Hailing Operation and Service (“Interim Measures”), which took effect on November 1, 2016 and was last amended on November 30, 2022, to regulate the business activities of online ride hailing services and to ensure the safety of passengers by establishing a regulatory system for the platforms, vehicles and drivers engaged in online ride hailing services. In accordance with the Interim Measures, the platform that conducts the online ride hailing services is subject to obtaining the necessary permit. The vehicles used for online ride hailing services must also obtain the transportation permit for vehicles, and the drivers engaged in online ride hailing services are required to meet certain requirements and pass the relevant exams.

The Group has not obtained the required permits for certain cities when the Group is required to do so, and not all drivers or vehicles on the platforms have the required licenses or permits. Therefore, the Group had been and may continue to be subject to fines as a result. If the Group fails to remediate the non-compliance with relevant law and regulation requirements, the Group could be subject to penalties and/or an order of correction, and as a result, the Group’s business, financial condition, and results of operations could be materially and adversely affected.

In an effort to ensure compliance with applicable Interim Measures, the Group has continuously conducted the process to obtain the necessary licenses or permits in different cities to mitigate the relevant compliance risk.

3. Summary of significant accounting policies (Continued)

3.40 Recently adopted and issued accounting pronouncements

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for the Group beginning January 1, 2024 on a prospective basis. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently in the process of evaluating the disclosure impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Company is in the process of evaluating the impact of the new guidance and does not expect it to have a significant impact on its consolidated financial statements.